RELATED PARTY TRANSACTIONS (Detail Textuals)	1 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2015 $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Individual shares	Jul. 31, 2014 $ / shares
Related Party Transaction [Line Items]
Number of shares issued under exchange agreement | shares	5,250,000		5,250,000
Common stock price per share | $ / shares	$ 0.08
Convertible notes issued			$ 5,250
Advance forgiven by related party		$ 2,513
Chief executive officer
Related Party Transaction [Line Items]
Number of shares issued under exchange agreement | shares			9,350,000
Common stock ownership percentage			47.50%
Number of shares issued as reverse acquisition transaction | shares			9,350,000
Common stock price per share | $ / shares				$ 0.0001
Number of individuals | Individual			2
Amount of borrowing			$ 100
Advances from related party			2,628
Advance forgiven by related party			2,513
Noninterest-bearing advances			115
Share Exchange Agreement
Related Party Transaction [Line Items]
Amount of borrowing			5,250
Share Exchange Agreement | 10% senior promissory note
Related Party Transaction [Line Items]
Amount of borrowing			24,000
Share Exchange Agreement | 10% senior promissory note | Cala Energy Corp
Related Party Transaction [Line Items]
Amount of borrowing			36,000
Share Exchange Agreement | LFC
Related Party Transaction [Line Items]
Amount of borrowing			1,925
Convertible notes issued			$ 3,850
Number of shares issuable upon conversion of debt | shares			1,925,000
Share Exchange Agreement | Unaffiliated investor | 10% senior promissory note
Related Party Transaction [Line Items]
Common stock ownership percentage			5.00%
Amount of borrowing			$ 12,000
Interest rate of senior promissory note			10.00%
Principal amount			$ 12,000